FINANCE COSTS	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
FINANCE COSTS [Text Block]
10.  FINANCE COSTS

Finance costs are primarily related to interest and accretion expense on the Company's debt facilities, lease liabilities and accretion of decommissioning liabilities. The Company's finance costs in the periods are summarized as follows:

	Year Ended December 31,
	2024	2023
Debt facilities(1) (Note 21)	$13,161	$12,644
Accretion of decommissioning liabilities	9,610	8,325
Lease liabilities (Note 22)	2,276	2,605
Interest and other	3,013	2,706
	$28,060	$26,280

(1) During the year ended December 31, 2024, finance costs for debt facilities includes non-cash accretion expense of $10.1 million (2023 - $9.6 million).